Average Annual Total Returns{- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-04 - Fidelity U.S. Low Volatility Equity Fund	Fidelity U.S. Low Volatility Equity Fund Return Before Taxes Past 1 year	Fidelity U.S. Low Volatility Equity Fund Return Before Taxes Since Inception		Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions Since Inception		Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Low Volatility Equity Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	17.73%	11.92%	[1]	16.20%	11.13%	[1]	11.42%	9.14%	[1]	25.66%	24.40%	[1]

[1]	(a)From November 5, 2019